NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Government Bond Fund
Nationwide Growth Fund
Nationwide International Index Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Large Cap Value Fund
Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund
Nationwide Money Market Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide Value Opportunities Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

Supplement dated July 10, 2008 to the
Statement of Additional Information dated February 28, 2008 (as revised May 9, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

2.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes

Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

     Supplement dated July 10, 2008 to the
 Statement of Additional Information dated December 19, 2007

Capitalized terms and certain other terms used in this supplement, unless otherwise  defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

2.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

     Supplement dated July 10, 2008 to the
Statement of Additional Information dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

2.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS Nationwide Value Fund

     Supplement dated July 10, 2008 to the
Statement of Additional Information dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 30, 2008, the Board of Trustees has elected Michael S. Spangler as President and Chief Executive Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Spangler is President of Nationwide Funds Group, which consists of Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. From May 2004 until May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management. He was President of Touchstone Advisors, Inc., and Vice President and Director of Touchstone Investments Business Operations from July 2002 until May 2004.

2.	Effective June 30, 2008, the Board of Trustees has elected Stephen T. Grugeon as Executive Vice President and Chief Operating Officer of Nationwide Mutual Funds and Nationwide Variable Insurance Trust. Mr. Grugeon is also Executive Vice President and Chief Operating Officer of Nationwide Funds Group, in which role he has served since May 2007. From February 2008 through June 2008, Mr. Grugeon also served as Acting President and Chief Executive Officer of Nationwide Mutual Funds, Nationwide Variable Insurance Trust and Nationwide Funds Group. Mr. Grugeon is also President of NWD Investments, which represents certain asset management operations of Nationwide Mutual Insurance Company and includes Nationwide SA Capital Trust. From December 2006 until January 2008 he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006, and Chief Operating Officer of Corviant Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE